Commitments - Approximate Total Future Payments, Including Estimated Amounts for Price Escalation through Anticipated Delivery Dates for Aircraft and Flight Equipment (Detail) - Aircraft, engines and flight equipment [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 97,329	¥ 54,662
2022 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	33,165
2023 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	33,968	15,093
2024 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	23,795	6,404
2025 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	21,306	0
2026 and the years after 2026 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 18,260	¥ 0